DEFERRED TAX (Details) - Narrative - GBP (£)		12 Months Ended
	Mar. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFERRED TAX (Details) - Narrative [Line Items]
Income statement, effect of remeasurement of deferred tax utilisation		£ 435,000,000
Other comphrensive income, effect of remeasurement of deferred tax utilisation		£ 50,000,000
Write-off on capital tax losses (in percent)		50.00%
UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Current tax expense (income)		£ 423,000,000	£ 1,279,000,000	£ 1,108,000,000
Foreign country
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets		£ 0
Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets, expiration term		20 years
The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Decrease in net deferred tax assets		£ 0
Deferred tax assets		3,468,000,000	3,366,000,000
The Group | UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Other comphrensive income, effect of remeasurement of deferred tax utilisation		16,000,000
Increase in deferred tax asset		16,000,000
The Group | UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		104,000,000	111,000,000
Current tax expense (income)		532,000,000
The Group | Foreign country
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		46,000,000	46,000,000
The Group | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		43,000,000	45,000,000
Deferred tax assets operating loss carry forwards subject to expiration		34,000,000	35,000,000
The Bank
DEFERRED TAX (Details) - Narrative [Line Items]
Decrease in net deferred tax assets		7,000,000
Deferred tax assets		2,109,000,000	2,029,000,000
The Bank | UK corporation tax
DEFERRED TAX (Details) - Narrative [Line Items]
Other comphrensive income, effect of remeasurement of deferred tax utilisation		4,000,000
Increase in deferred tax asset		3,000,000
The Bank | UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		90,000,000	84,000,000
Current tax expense (income)		460,000,000
The Bank | Foreign country
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		7,000,000	7,000,000
The Bank | Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration		4,000,000	5,000,000
Deferred tax assets operating loss carry forwards subject to expiration		£ 0	£ 0
Current year
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	19.00%	19.00%
1 April 2020
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)		17.00%
1 April 2023
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)		25.00%
31 December 2020 | UK | UK corporation tax | Changes in tax rates or tax laws enacted or announced [member]
DEFERRED TAX (Details) - Narrative [Line Items]
Tax effect from change in tax rate	£ 900,000,000